Summary Of Significant Accounting Policies (Amortization Expense Related To Acquired Definite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Accounting Policies [Abstract]
Restaurant expense - below-market leases	$ 1.8	$ 1.8	$ 1.8
Restaurant expense - above-market leases	$ (1.4)	$ (1.4)	$ (1.4)